Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	€ 753.1	€ 745.1	€ 1,536.8	€ 1,520.2
United Kingdom
Disclosure of geographical areas [line items]
Revenue	212.3	208.5	437.6	424.9
Germany
Disclosure of geographical areas [line items]
Revenue	79.2	97.3	191.8	214.9
Italy
Disclosure of geographical areas [line items]
Revenue	78.5	73.8	189.1	182.9
France
Disclosure of geographical areas [line items]
Revenue	51.1	52.6	105.0	105.5
Sweden
Disclosure of geographical areas [line items]
Revenue	31.5	31.9	67.3	70.0
CROATIA
Disclosure of geographical areas [line items]
Revenue	43.1	42.9	63.9	62.5
Austria
Disclosure of geographical areas [line items]
Revenue	27.4	28.2	65.9	66.1
Norway
Disclosure of geographical areas [line items]
Revenue	28.5	27.7	59.3	61.4
SERBIA
Disclosure of geographical areas [line items]
Revenue	50.7	41.3	69.7	59.7
Spain
Disclosure of geographical areas [line items]
Revenue	20.2	20.8	42.5	41.4
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	17.8	18.3	39.4	39.5
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 112.8	€ 101.8	€ 205.3	€ 191.4